ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Impact of Transitional Adjustments on the Group's Loss Allowances - Accumulated impairment [member] - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
The Group [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Impact of Transitional Adjustments on the Group's Loss Allowances [Line Items]
Loans and advances to banks	£ 1
Loans and advances to customers	3,217
Debt securities	3
Other	3
	3,224
Provisions for undrawn commitments and financial guarantees	273
Assets of held-for-sale disposal group	7
Total loss allowance	3,504
The Group [member] | Increase (decrease) due to application of IFRS 9 related to impairment [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Impact of Transitional Adjustments on the Group's Loss Allowances [Line Items]
Loans and advances to banks	1
Loans and advances to customers	1,022
Other	3
	1,026
Provisions for undrawn commitments and financial guarantees	243
Assets of held-for-sale disposal group	7
Total loss allowance	1,276
The Group [member] | Previously stated [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Impact of Transitional Adjustments on the Group's Loss Allowances [Line Items]
Loans and advances to customers	2,195
Debt securities	3
	2,198	£ 2,488
Provisions for undrawn commitments and financial guarantees	30
Total loss allowance	2,228
The Bank [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Impact of Transitional Adjustments on the Group's Loss Allowances [Line Items]
Loans and advances to banks	1
Loans and advances to customers	1,575
Other	3
Due from fellow Lloyds Banking Group undertakings	49
	1,628
Provisions for undrawn commitments and financial guarantees	124
Total loss allowance	1,752
The Bank [member] | Increase (decrease) due to application of IFRS 9 related to impairment [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Impact of Transitional Adjustments on the Group's Loss Allowances [Line Items]
Loans and advances to banks	1
Loans and advances to customers	464
Other	3
Due from fellow Lloyds Banking Group undertakings	49
	517
Provisions for undrawn commitments and financial guarantees	106
Total loss allowance	623
The Bank [member] | Previously stated [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Impact of Transitional Adjustments on the Group's Loss Allowances [Line Items]
Loans and advances to customers	1,111
	1,111	£ 1,036
Provisions for undrawn commitments and financial guarantees	18
Total loss allowance	£ 1,129